Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
January 31, 2025
SOV-NPRT1-0425
1.9898562.105
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 1.0%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	1,385,265	106,832,075
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	1,576,543	32,481,143
TOTAL BELGIUM		139,313,218
CANADA - 1.7%
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	70,770	231,445,437
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	105,870	7
Lumine Group Inc Subordinate Voting Shares (a)(c)	766,250	20,324,724

TOTAL CANADA		251,770,168
CHINA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (a)	991,700	69,587,589
DENMARK - 3.7%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	3,562,800	300,788,217
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	962,800	191,803,491
Materials - 0.3%
Chemicals - 0.3%
Novonesis (Novozymes) B Series B	806,070	46,302,549
TOTAL DENMARK		538,894,257
FRANCE - 12.3%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	3,178,900	164,098,073
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	365,312	267,190,874
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
EssilorLuxottica SA	798,216	220,018,008
Industrials - 3.1%
Aerospace & Defense - 3.1%
Safran SA	1,344,400	333,271,931
Thales SA	756,400	122,490,009
		455,761,940
Information Technology - 2.9%
IT Services - 1.5%
Alten SA	869,301	80,486,797
Capgemini SE	757,765	137,698,334
		218,185,131
Software - 1.4%
Dassault Systemes SE	5,218,100	203,724,218
TOTAL INFORMATION TECHNOLOGY		421,909,349

Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	1,456,826	254,480,957
TOTAL FRANCE		1,783,459,201
GERMANY - 9.7%
Financials - 4.9%
Capital Markets - 1.6%
Deutsche Boerse AG	952,360	235,269,019
Insurance - 3.3%
Allianz SE	777,333	253,462,063
Hannover Rueck SE	838,216	221,130,451
		474,592,514
TOTAL FINANCIALS		709,861,533

Health Care - 1.3%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (c)(d)	1,544,900	87,682,632
Pharmaceuticals - 0.7%
Merck KGaA	696,620	105,156,545
TOTAL HEALTH CARE		192,839,177

Information Technology - 3.5%
Software - 3.5%
SAP SE	1,835,200	505,733,881
TOTAL GERMANY		1,408,434,591
INDIA - 0.7%
Financials - 0.7%
Banks - 0.7%
HDFC Bank Ltd	5,511,700	107,951,454
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	235,278,300	135,915,543
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	1,909,700	133,329,563
ITALY - 3.9%
Financials - 2.8%
Banks - 2.8%
FinecoBank Banca Fineco SpA	8,033,885	153,268,739
UniCredit SpA	5,339,767	245,219,500
		398,488,239
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	2,210,139	134,701,895
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(c)(d)	806,438	4,095,151
Industrie De Nora SpA (e)	24,338	181,282
Interpump Group SpA	675,300	32,029,430
		36,305,863
TOTAL ITALY		569,495,997
JAPAN - 16.0%
Communication Services - 1.9%
Entertainment - 1.9%
Capcom Co Ltd	3,810,400	86,999,769
Nintendo Co Ltd	2,915,700	191,283,616
		278,283,385
Consumer Staples - 1.5%
Food Products - 1.3%
Ajinomoto Co Inc	4,461,200	178,837,836
Personal Care Products - 0.2%
Rohto Pharmaceutical Co Ltd	2,068,200	35,061,612
TOTAL CONSUMER STAPLES		213,899,448

Financials - 1.8%
Insurance - 1.8%
Tokio Marine Holdings Inc	7,765,300	256,125,769
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	1,573,260	211,266,742
Industrials - 5.1%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	499,363	23,792,131
Industrial Conglomerates - 2.2%
Hitachi Ltd	12,791,400	321,581,432
Machinery - 2.1%
Ebara Corp	2,582,200	42,534,378
Mitsubishi Heavy Industries Ltd	17,984,600	263,209,061
		305,743,439
Professional Services - 0.6%
BayCurrent Inc	1,905,531	81,255,533
TOTAL INDUSTRIALS		732,372,535

Information Technology - 2.8%
IT Services - 0.3%
TIS Inc	1,652,376	36,536,160
Semiconductors & Semiconductor Equipment - 1.5%
Disco Corp	199,400	57,711,001
Tokyo Electron Ltd	976,200	164,669,320
		222,380,321
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	6,439,800	141,875,870
TOTAL INFORMATION TECHNOLOGY		400,792,351

Materials - 1.5%
Chemicals - 1.5%
Shin-Etsu Chemical Co Ltd	6,945,940	215,339,652
TOTAL JAPAN		2,308,079,882
NETHERLANDS - 5.9%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	156,200	4,356,765
Industrials - 3.2%
Professional Services - 2.1%
Wolters Kluwer NV	1,600,108	291,736,572
Trading Companies & Distributors - 1.1%
IMCD NV	1,048,651	164,703,601
TOTAL INDUSTRIALS		456,440,173

Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	509,907	377,210,248
Software - 0.1%
Topicus.com Inc	176,877	16,599,067
TOTAL INFORMATION TECHNOLOGY		393,809,315

TOTAL NETHERLANDS		854,606,253
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
CaixaBank SA	33,540,100	203,030,199
SWEDEN - 2.2%
Industrials - 2.2%
Machinery - 2.2%
Atlas Copco AB A Shares	9,198,100	153,661,356
Indutrade AB	5,917,375	163,520,599
		317,181,955
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(f)	206,997	4,303,363
TOTAL SWEDEN		321,485,318
SWITZERLAND - 3.6%
Financials - 1.6%
Capital Markets - 1.6%
Partners Group Holding AG	148,690	227,422,641
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (a)	680,020	82,655,189
Industrials - 1.5%
Electrical Equipment - 1.5%
ABB Ltd	3,913,190	213,082,521
TOTAL SWITZERLAND		523,160,351
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	6,603,684	218,864,048
UNITED KINGDOM - 17.2%
Consumer Discretionary - 3.7%
Hotels, Restaurants & Leisure - 3.7%
Compass Group PLC	8,683,187	299,173,938
InterContinental Hotels Group PLC	1,725,398	230,066,981
		529,240,919
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Tesco PLC	26,338,600	121,220,603
Financials - 5.2%
Banks - 1.4%
NatWest Group PLC	37,339,300	199,080,422
Capital Markets - 3.8%
3i Group PLC	5,191,191	249,402,284
London Stock Exchange Group PLC	2,015,400	299,907,722
		549,310,006
TOTAL FINANCIALS		748,390,428

Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	739,330	103,783,918
Industrials - 5.8%
Aerospace & Defense - 2.7%
BAE Systems PLC	11,412,700	172,517,091
Rolls-Royce Holdings PLC (a)	29,383,200	219,085,671
		391,602,762
Professional Services - 2.3%
RELX PLC	6,636,955	329,567,859
Trading Companies & Distributors - 0.8%
Diploma PLC	2,005,231	113,175,736
TOTAL INDUSTRIALS		834,346,357

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	3,692,696	139,326,001
TOTAL UNITED KINGDOM		2,476,308,226
UNITED STATES - 15.1%
Financials - 4.6%
Capital Markets - 1.6%
S&P Global Inc	452,751	236,068,899
Financial Services - 1.3%
Visa Inc Class A	560,700	191,647,260
Insurance - 1.7%
Marsh & McLennan Cos Inc	1,096,428	237,793,305
TOTAL FINANCIALS		665,509,464

Health Care - 2.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	2,192,070	201,504,365
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc	235,200	140,590,799
TOTAL HEALTH CARE		342,095,164

Industrials - 4.0%
Electrical Equipment - 1.6%
Schneider Electric SE	894,031	226,748,423
Professional Services - 1.5%
Experian PLC	4,456,600	219,530,689
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	754,700	136,245,569
TOTAL INDUSTRIALS		582,524,681

Materials - 4.1%
Chemicals - 1.6%
Linde PLC	522,300	233,008,476
Construction Materials - 2.5%
CRH PLC	1,780,900	176,362,527
Holcim AG	1,781,650	178,564,123
		354,926,650
TOTAL MATERIALS		587,935,126

TOTAL UNITED STATES		2,178,064,435
TOTAL COMMON STOCKS (Cost $10,028,250,534)		14,221,750,293

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	336,001,788	336,068,988
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	18,422	18,424
TOTAL MONEY MARKET FUNDS (Cost $336,087,412)			336,087,412

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $10,364,337,946)	14,557,837,705
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(68,662,714)
NET ASSETS - 100.0%	14,489,174,991

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $112,102,507 or 0.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,777,783 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,303,363 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	13,688,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,755,557	902,308,360	828,994,929	1,907,793	-	-	336,068,988	336,001,788	0.6%
Fidelity Securities Lending Cash Central Fund	1,105,340	191,504,912	192,591,828	53,249	-	-	18,424	18,422	0.0%
Total	263,860,897	1,093,813,272	1,021,586,757	1,961,042	-	-	336,087,412	336,020,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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